UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 89.9%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -----------     ------------
  CONSUMER DISCRETIONARY - 11.0%
     Bright Horizons Family Solutions * .........      146,500     $  5,684,200
     Gentex .....................................      218,000        4,530,040
     Harte-Hanks ................................      252,000        4,442,760
     Matthews International, Cl A ...............       95,000        4,329,150
     Panera Bread, Cl A * .......................       95,500        3,914,545
     Regis ......................................      145,000        4,872,000
     Stewart Enterprises, Cl A ..................      700,000        6,349,000
     Universal Technical Institute * ............       95,500        1,798,265
                                                                   ------------
                                                                     35,919,960
                                                                   ------------
  CONSUMER STAPLES - 7.3%
     Central Garden and Pet * ...................      178,000        1,475,620
     Central Garden and Pet, Cl A * .............      159,500        1,327,040
     Chattem * ..................................       12,000          891,600
     Del Monte Foods ............................      562,000        5,811,080
     Hain Celestial Group * .....................       76,000        2,664,560
     Lancaster Colony ...........................       75,000        3,012,750
     Lance ......................................      108,500        2,298,030
     WD-40 ......................................      160,000        6,336,000
                                                                   ------------
                                                                     23,816,680
                                                                   ------------
  ENERGY - 6.2%
     Berry Petroleum, Cl A ......................       56,500        2,752,680
     Complete Production Services * .............      140,000        2,786,000
     Comstock Resources * .......................       75,000        2,741,250
     Encore Acquisition * .......................      105,000        3,853,500
     Helix Energy Solutions * ...................       53,000        2,451,250
     TETRA Technologies * .......................      140,000        2,756,600
     Whiting Petroleum * ........................       54,500        2,946,270
                                                                   ------------
                                                                     20,287,550
                                                                   ------------
  FINANCIALS - 14.8%
     Boston Private Financial Holdings ..........      163,000        4,687,880
     Cathay General Bancorp .....................       64,000        1,982,080
     CoBiz Financial ............................       37,000          660,450

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -----------     ------------
  FINANCIALS - CONTINUED
     Columbia Banking System ....................       37,000     $  1,149,590
     CVB Financial ..............................       93,000        1,089,960
     East West Bancorp ..........................       62,500        2,108,750
     First Mercury Financial * ..................      120,000        2,658,000
     First Midwest Bancorp ......................       83,000        2,795,440
     Frontier Financial .........................       43,500          965,265
     Glacier Bancorp ............................       66,000        1,342,440
     Healthcare Realty Trust ....................      160,000        4,230,400
     Independent Bank ...........................       64,000        1,893,120
     National Financial Partners ................       34,500        1,886,115
     Navigators Group * .........................       84,500        5,095,350
     Philadelphia Consolidated Holding * ........       76,500        3,121,200
     PrivateBancorp .............................      127,500        3,590,400
     Prosperity Bancshares ......................       37,500        1,212,000
     RLI ........................................       32,000        1,861,440
     Sterling Bancshares ........................      138,000        1,683,600
     UCBH Holdings ..............................      146,000        2,492,220
     Waddell & Reed Financial, Cl A .............       56,000        1,860,320
                                                                   ------------
                                                                     48,366,020
                                                                   ------------
  HEALTH CARE - 17.0%
     American Medical Systems Holdings * ........      381,500        4,879,385
     Arthrocare * ...............................       99,000        6,419,160
     Bio-Rad Laboratories, Cl A * ...............       64,000        6,181,120
     Cooper .....................................      100,000        4,200,000
     ev3 * ......................................      210,000        3,082,800
     Healthways * ...............................       76,000        4,613,200
     Integra LifeSciences Holdings * ............       57,500        2,787,025
     Kyphon * ...................................       56,000        3,969,280
     Luminex * ..................................      191,500        3,052,510
     NuVasive * .................................       63,000        2,695,770
     SonoSite * .................................       76,500        2,692,035
     Techne * ...................................       34,000        2,218,160

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -----------     ------------
  HEALTH CARE - CONTINUED
     West Pharmaceutical Services ...............      140,000     $  5,787,600
     Wright Medical Group * .....................      115,000        3,047,500
                                                                   ------------
                                                                     55,625,545
                                                                   ------------
  INDUSTRIALS - 15.9%
     ABM Industries .............................      126,000        2,963,520
     Actuant, Cl A ..............................       50,000        3,449,000
     Administaff ................................       95,000        3,788,600
     Brady, Cl A ................................       64,000        2,361,600
     CLARCOR ....................................      108,500        3,955,910
     CoStar Group * .............................       76,500        4,398,750
     First Advantage, Cl A * ....................      155,000        2,845,800
     FirstService * .............................       11,100          421,578
     Forward Air ................................       95,000        3,099,850
     G&K Services, Cl A .........................       64,000        2,594,560
     HEICO, Cl A ................................       67,000        2,903,110
     IDEX .......................................       64,000        2,266,880
     Kaydon .....................................       57,500        3,092,925
     Schawk .....................................      223,500        5,077,920
     UTi Worldwide ..............................      135,000        3,443,850
     Waste Connections * ........................      162,000        5,477,220
                                                                   ------------
                                                                     52,141,073
                                                                   ------------
  INFORMATION TECHNOLOGY - 14.3%
     Blackbaud ..................................      140,000        3,773,000
     Blackboard * ...............................       64,000        3,193,600
     Concur Technologies * ......................       64,000        2,306,560
     Digital River * ............................      138,000        7,322,280
     Entegris * .................................      187,500        1,711,875
     Euronet Worldwide * ........................      223,500        7,158,705
     Jack Henry & Associates ....................      170,000        4,967,400
     MIPS Technologies, Cl A * ..................      255,000        2,014,500
     National Instruments .......................       95,500        3,098,020
     NIC ........................................       15,300          111,384
     RightNow Technologies * ....................      229,500        4,594,590
     TIBCO Software * ...........................      175,000        1,606,500

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   -----------     ------------
  INFORMATION TECHNOLOGY - CONTINUED
     Wright Express * ...........................      125,000     $  4,837,500
                                                                   ------------
                                                                     46,695,914
                                                                   ------------
  MATERIALS - 2.7%
     AptarGroup .................................      157,000        7,017,900
     Sensient Technologies ......................       64,000        1,912,960
                                                                   ------------
                                                                      8,930,860
                                                                   ------------
  TELECOMMUNICATION SERVICES - 0.7%
     NeuStar, Cl A * ............................       64,000        2,188,800
                                                                   ------------

     TOTAL COMMON STOCK
        (Cost $268,008,589) .....................                   293,972,402
                                                                   ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 9.8%
--------------------------------------------------------------------------------
                                                       FACE
                                                      AMOUNT
                                                   -----------
     Morgan Stanley
       4.500%, dated 10/31/07, to be repurchased
       on 11/01/07, repurchase price $32,180,899
       (collateralized by a U.S. Treasury Note,
       par value $30,805,682, 1.875%, 07/15/15,
       total market value $32,820,910)
       (Cost $32,176,877) .......................  $32,176,877       32,176,877
                                                                   ------------

     TOTAL INVESTMENTS - 99.7%
        (Cost $300,185,466) + ...................                  $326,149,279
                                                                   ============

  PERCENTAGES ARE BASED ON NET ASSETS OF $327,077,525.

  *   NON-INCOME PRODUCING SECURITY.
  CL - CLASS

  + AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $300,185,466, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $37,453,050 AND $(11,489,237), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.







CSC-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 21, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 21, 2007


* Print the name and title of each signing officer under his or her signature.